T. ROWE PRICE RETIREMENT BALANCED FUND
August 31, 2020 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
Portfolio of Investments(1)	5/31/20	Cost	Cost	Shares	8/31/20
(Cost and value in $000s)
BOND MUTUAL FUNDS 56.2%
T. Rowe Price Funds:
Limited Duration Inflation Focused
Bond Fund	542,772	10,905	11,529	108,189,856	561,505
New Income Fund	259,788	38,765	1,720	30,561,427	303,475
International Bond Fund (USD
Hedged)	85,661	8,061	934	9,270,098	94,740
Emerging Markets Bond Fund	63,269	6,606	762	6,671,744	74,724
High Yield Fund	53,331	14,940	666	10,887,999	70,337
Dynamic Global Bond Fund	56,204	4,565	613	6,225,409	60,947
Floating Rate Fund	21,207	515	253	2,357,774	21,927
U. S. Treasury Long-Term Fund	14,500	1,274	178	1,014,022	15,454
Total Bond Mutual Funds (Cost $1,151,645)					1,203,109

EQUITY MUTUAL FUNDS 40.6%
T. Rowe Price Funds:
Equity Index 500 Fund	422,496	9,046	70,182	3,187,674	297,091
International Value Equity Fund	72,060	706	6,825	5,821,392	73,000
International Stock Fund	63,938	707	1,557	3,782,376	71,903
Growth Stock Fund	10,009	51,799	88	745,629	70,216
Overseas Stock Fund	66,744	707	4,760	6,450,394	69,342
Value Fund	7,925	55,718	14	1,832,104	66,561
Emerging Markets Stock Fund	39,791	325	3,755	918,270	43,030
Mid-Cap Growth Fund	37,306	142	492	400,003	41,092
Mid-Cap Value Fund	31,675	364	402	1,319,920	35,730
New Horizons Fund(2)	29,507	34	5,814	311,429	24,921
Small-Cap Stock Fund(2)	21,967	89	1,245	435,990	23,295
Real Assets Fund	19,594	198	777	1,872,577	21,235
Small-Cap Value Fund	18,596	86	263	476,707	20,708
U. S. Large-Cap Core Fund	221	6,192	1	251,907	7,227
Emerging Markets Discovery Stock
Fund	364	2,192	1	219,674	2,603
Total Equity Mutual Funds (Cost $497,949)					867,954

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT BALANCED FUND

	$ Value	$ Purchase	$ Sales		$ Value
	5/31/20	Cost	Cost	Shares	8/31/20
(Cost and value in $000s)

SHORT-TERM INVESTMENTS 3.2%
T. Rowe Price Funds:
U. S. Treasury Money Fund, 0.24% (3)	55,108	89,097	74,409	69,796,404	69,796
Total Short-Term Investments (Cost $69,796)					69,796

Total Investments in Securities 100.0%
(Cost $1,719,390)					$2,140,859

Other Assets Less Liabilities (0.0)%					(1,049)

Net Assets 100.0%					$2,139,810

(1)	Each underlying Price Fund is an affiliated company; the fund is invested in the Z
	Class of each underlying Price Fund. Additional information about each
	underlying Price Fund is available by calling 1-877-495-1138 and at
	www. troweprice. com.
(2)	Non-income producing
(3) Seven-day yield

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT BALANCED FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2020. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$(8)	$791	$372
Emerging Markets Bond Fund	(78)	5,611	823
Emerging Markets Discovery
Stock Fund	—	48	—
Emerging Markets Stock Fund	699	6,669	—
Equity Index 500 Fund	112,777	(64,269)	1,761
Floating Rate Fund	(16)	458	244
Growth Stock Fund	1	8,496	—
High Yield Fund	(17)	2,732	940
International Bond Fund (USD
Hedged)	4	1,952	457
International Stock Fund	206	8,815	—
International Value Equity Fund	(98)	7,059	—
Limited Duration Inflation
Focused Bond Fund	65	19,357	1,141
Mid-Cap Growth Fund	88	4,136	—
Mid-Cap Value Fund	(9)	4,093	—
New Horizons Fund	3,460	1,194	—
New Income Fund	23	6,642	2,043
Overseas Stock Fund	903	6,651	—
Real Assets Fund	17	2,220	—
Small-Cap Stock Fund	258	2,484	—
Small-Cap Value Fund	(14)	2,289	—
U. S. Large-Cap Core Fund	—	815	—
U. S. Treasury Long-Term Fund	(3)	(142)	72
Value Fund	1	2,932	—
U. S. Treasury Money Fund	—	—	50
Totals	$118,259#	$31,033	$7,903+

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
+	Investment income comprised $7,903 of income distributions from underlying Price Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT BALANCED FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Retirement Balanced Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2020, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.